PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT
	December 31,
	2021	2020
	U.S. Dollars in thousands
Computers and office equipment	10	6
Land	248	-
	258	6
Less - accumulated depreciation	(2)	(*	)
Total property and equipment, net	256	6